Trade Receivables, Net	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Trade receivables, net

Note 5 - Trade receivables, net

A.	Composition:

	As of December 31,
	2025	2024
Current:
Open balances	724	1,105
Unbilled	462	516
	1,186	1,621

Non-current:
Unbilled	452	804
	452	804

B.	Trade receivables are generally non-interest bearing When the payments schedule provides the customer with a significant benefit of financing (i.e. when the period between the transfer of the promised good or service and the payment is over one year) the transaction price is discounted, using an interest rate that represents the applicable risk rate of the customers (7.5%).

The average credit period of trade receivables, after deducting advance payments from customers is 165 days.

As of December 2025, and 2024, the amount of trade receivables is net of provision for credit losses in an amount of NIS 89 and NIS 55

For details regarding credit risk, see Note 19B below.